LONG TERM LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
LONG TERM LIABILITIES

Finance Agreement

The Company entered into a commercial insurance premium finance and security agreement in December 2015. The agreement finances the Company’s annual D&O insurance premium. Payments are due in quarterly installments of approximately $26,033 and carry an annual percentage interest rate of 4.65%.

The Company had an outstanding balance of approximately $51,000 at March 31, 2016 related to the agreement.

Promissory Notes

In conjunction with the consummation of the Streamline acquisition on March 25, 2015, the Company assumed two promissory notes for approximately $135,000 and $125,000 to the Bank of North Dakota New Venture Capital Program and North Dakota Development Fund, both outside non-related parties. Payments on both of the notes are due in aggregate monthly installments of approximately $5,700 and carry an interest rate of 5%. Both of the notes have a maturity date of August 1, 2019. The promissory notes had outstanding balances of approximately $208,000 and $223,000 at March 31, 2016 and December 31, 2015, respectively.

Expected future payments related to the promissory notes as of March 31, 2016, are approximately as follows:

For the year ended:

2016	$53,000
2017	68,000
2018	68,000
2019	19,000
$208,000

The Company paid interest expense related to the promissory notes for the three months ended March 31, 2016 in the amount of approximately $2,800. The Company did not pay any interest expense related to the promissory notes for the three months ended March 31, 2015. The Company had unpaid accrued interest in the amount of approximately $69,000 at March 31, 2016 and December 31, 2015 related to the promissory notes.

Convertible Debt

On November 9, 2015, the Company issued a convertible promissory note to Steve Gorlin, a director and the father of Jarrett Gorlin, the Company’s CEO, for the principal amount of up to $2,000,000. The loan principal was to be advanced in two installments of $1,000,000 each, the first installment being made upon execution of the promissory note and the second installment to be made by March 1, 2016.

The Convertible Note provided that the principal and accrued but unpaid interest could be converted into common stock at $2 per share. The outstanding principal was to earn interest at a rate of 5.5% per annum and was to be paid quarterly. The Company also issued a 3 year warrant to Mr. Steve Gorlin to purchase 500,000 shares of common stock at $2.20 per share (see Note 8).

On January 25, 2016, the Company entered into a modification agreement (the “Modification Agreement”) with Mr. Steve Gorlin.  Mr. Gorlin agreed to immediately convert the promissory note into an aggregate of 571,429 shares of its Common Stock, eliminating the Company’s $1,000,000 debt obligation and any accrued interest in exchange for amending the conversion price of the promissory note from $2.00 per share to $1.75 per share. The closing price of the Common Stock was $1.32 on January 25, 2016. The fair value of the difference between the shares Mr. Gorlin received (552,041) and the shares he would have received under the original conversion terms (500,000) amounted to approximately $69,000, which has been recorded as additional interest expense.

Additionally, Mr. Gorlin also agreed to acquire 571,429 additional shares of Common Stock at a price of $1.75 per share for a total purchase price of $1,000,000 within two months from the date of the agreement. The January 25, 2016 modification agreement also amended the exercise price of the warrant issued to Mr. Gorlin on November 9, 2015 from $2.20 per share to $2.00 per share (see note 8).

On February 16, 2016, the Company and Steve Gorlin entered into an Amendment to the Modification Agreement in order to reduce the amount of shares of Common Stock that Mr. Gorlin was to receive upon the conversion of the $1,000,000 promissory note from 571,429 ($1.75 per share) shares to 552,041 ($1.81 per share) shares. In consideration for reducing the amount of shares of common stock that he was to receive, the Company agreed to reduce the exercise price of Steven Gorlin’s 500,000 share warrant from $2.00 per share to $1.825 per share (see Note 8). This amendment to the Modification Agreement was made to address certain concerns of the NASDAQ.

On March 15th, the Board of Directors approved a second amendment to the Modification Agreement. The date for making the second installment of $1,000,000 was extended to November 1, 2016. Additionally, the language in the Note was changed to clarify that the consideration received by the Company on the first installment was in the form of $970,000 cash and $30,000 in directors’ fees due to Mr. Steve Gorlin. The $30,000 in directors’ fees was recorded as a reduction in equity and expensed as earned. $10,000 of directors fees were earned in 2015 after issuance of the note. For the three months ended March 31, 2016, $5,000 of directors’ fees were earned by Mr. Gorlin to reduce the balance outstanding to $15,000.

The Company originally recorded both the convertible debt and the accompanying warrant on a relative fair value basis of approximately $715,000 and $285,000, respectively. The closing price of the Company’s stock on the day prior to issuing the convertible debt was $1.75 per share. See Note 8 for the inputs used to value the warrant as of the respective issue date. Steve Gorlin was also granted piggyback registration rights with respect to the shares of common stock issuable upon conversion of the Note and upon exercise of the warrants.

Finance Agreement

The Company entered into a commercial insurance premium finance and security agreement in December 2015. The agreement finances the Company’s annual D&O insurance premium. Payments are due in quarterly installments of approximately $26,033 and carry an annual percentage interest rate of 4.65%.

The Company had an outstanding balance of approximately $76,000 at December 31, 2015 related to the agreement.

Promissory Notes

In conjunction with the consummation of the Streamline acquisition on March 25, 2015, the Company assumed two promissory notes for approximately $135,000 and $125,000 to the Bank of North Dakota New Venture Capital Program and North Dakota Development Fund, both outside non-related parties. Payments on both of the notes are due in aggregate monthly installments of approximately $5,700 and carry an interest rate of 5%. Both of the notes have a maturity date of August 1, 2019. The promissory notes had outstanding balances of approximately $223,000 and $0 at December 31, 2015 and December 31, 2014.

Expected future payments related to the promissory notes as of December 31, 2015, are approximately as follows:

For the year ended:

2016	$ 68,000
2017	68,000
2018	68,000
2019	19,000
$ 223,000

The Company paid interest expense related to the promissory notes for the year ended December 31, 2015 in the amount of approximately $8,000. The Company had unpaid accrued interest in the amount of approximately $69,000 at December 31, 2015 related to the promissory notes.

Convertible Debt

On November 9, 2015, the Company issued a convertible promissory note to Steve Gorlin, a director and the father of Jarrett Gorlin, the Company’s CEO, for the principal amount of up to $2,000,000. The loan principal was to be advanced in two installments of $1,000,000 each, the first installment being made upon execution of the promissory note and the second installment to be made by March 1, 2016. The Convertible Note provided that the principal and accrued but unpaid interest could be converted into common stock at $2 per share. The outstanding principal was to earn interest at a rate of 5.5% per annum and was to be paid quarterly. The Company also issued a 3 year warrant to Mr. Steve Gorlin to purchase 500,000 shares of common stock at $2.20 per share,

On January 25, 2016, the Company entered into a modification agreement (the “Modification Agreement”) with Mr. Steve Gorlin. Mr. Steve Gorlin agreed to immediately convert the first advance of $1,000,000 into an aggregate of 571,429 shares of its Common Stock, thus eliminating the Company’s $1,000,000 debt obligation. Mr. Gorlin had no obligation to convert the promissory note.

On February 16, 2016, the Company and Mr. Steve Gorlin entered into an amendment to the Modification Agreement, reducing the number of shares of Common Stock that Mr. Steve Gorlin received upon the conversion of the $1,000,000 from 571,429 shares to 552,041 shares. The amendment in the amount of shares to be received was made to satisfy NASDAQ requirements. As consideration for the reduction in the amount of shares to be received, the exercise price of the warrant was reduced to $1.825 share.

On March 15th, the Board of Directors approved a second amendment to the Modification Agreement. The date for making the second installment of $1,000,000 was extended to November 1, 2016. Additionally, the language in the Note was changed to clarify that the consideration received by the Company on the first installment was in the form of $970,000 cash and $30,000 in directors’ fees due to Mr. Steve Gorlin of which $10,000 had been accrued prior to issuance of the Note and reduced as consideration upon issuance of the Note. The remaining $20,000 that is to be received in directors’ fees was accounted for as a reduction in paid in capital and will be recognized on a straight line basis quarterly as the dues are earned.

The Company recorded both the convertible debt and the accompanying warrant on a relative fair value basis of approximately $715,000 and $285,000, respectively. The closing price of the Company’s stock on the day prior to entering into the amendment to the Modification Agreement was $1.75 per share. See Note 13 for the inputs used to value the warrant as of the respective issue date. Steve Gorlin was also granted piggyback registration rights with respect to the shares of common stock issuable upon conversion of the Note and upon exercise of the warrants. The Company believes that such terms on the Note are no less favorable than it would receive from a third, unrelated party.

The Company did not pay any interest expense related to the convertible debt for the year ended December 31, 2015. The Company had unpaid accrued interest in the amount of approximately $7,500 at December 31, 2015 related to the convertible debt.